License Agreements (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 21, 2024	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue			$ 0	$ 15,000
Sale of stock, number of shares issued (in shares)	15,409,102
Sale of stock, consideration received	$ 53,500
Ji Xing Pharmaceuticals Hong Kong Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue				$ 15,000
Ji Xing Pharmaceuticals Hong Kong Limited | License revenue
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with customer, liability		$ 15,000
Revenue, remaining performance obligation, variable consideration amount		$ 95,000
License Agreement, Significant Investor | Series A-1 Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued (in shares)		2,950,548
Sale of stock, consideration received		$ 10,000